Significant accounting policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Line Items]
Date of authorisation for issue of financial statements	Feb. 25, 2021
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Useful life, intangible assets other than goodwill	20 years
Minimum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	80.00%
Maximum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	125.00%
UBS AG [Member]
Significant Accounting Policies [Line Items]
Date of authorisation for issue of financial statements	Feb. 25, 2021
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Useful life, intangible assets other than goodwill	20 years
UBS AG [Member] | Minimum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	80.00%
UBS AG [Member] | Maximum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	125.00%